Securian Funds Trust

Supplement dated September 10, 2013 to the Statement of Additional Information dated May 1, 2013

I.	The information regarding Bruce P. Shay, which appears in the chart on page 51 of the Statement of Additional Information, is replaced in its entirety by the following:

Name, Address¹ and Age	Position with Trust and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years
Bruce P. Shay Age 52	Vice President since July 28, 2011	Executive Vice President, Minnesota Life Insurance Company since March 2010; Executive Vice President, Securian Financial Group, Inc. since March 2010; Executive Vice President and Director, Securian Life Insurance Company since June 2010; Senior Vice President, Minnesota Life Insurance Company, February 2004 to February 2010; Senior Vice President, Securian Life Insurance Company, February 2007 to June 2010

II.	The chart which appears on page 58 of the Statement of Additional Information, under the caption “Information Regarding Trust Portfolio Managers – Advantus Capital,” is replaced in its entirety by the following:

Portfolio Manager	Type of Account	Number of Accounts	Total Assets (in millions)
Joseph R. Betlej	RICs	3	530
	Pooled Investment Vehicles	2	31
	Other Accounts	1	37
Lowell R. Bolken	RICs	3	530
	Pooled Investment Vehicles	2	31
	Other Accounts	1	37
Thomas B. Houghton	RICs	3	744
	Pooled Investment Vehicles	1	344
	Other Accounts	11	1,286
David M. Kuplic	RICs	0	0
	Pooled Investment Vehicles	0	0
	Other Accounts	32	13,579
David W. Land	RICs	4	856
	Pooled Investment Vehicles	0	0
	Other Accounts	9	1,382
Christopher R. Sebald	RICs	5	963
	Pooled Investment Vehicles	1	344
	Other Accounts	13	1,596
James P. Seifert	RICs	2	606
	Pooled Investment Vehicles	4	628
	Other Accounts	0	0
Craig M. Stapleton	RICs	1	51
	Pooled Investment Vehicles	0	0
	Other Accounts	14	1,571